Related Party Financing and Prior Restructuring Transactions	12 Months Ended
Jun. 30, 2021
Related party financing and prior restructuring transactions
Related party financing and prior restructuring transactions

2.    Related Party Financing and Prior Restructuring Transactions

2.1.Related Party Financing Arrangements

Following the acquisition by Neiman Marcus in 2014, Mytheresa Group had a series of related party financing arrangements with its shareholders (collectively, the “Shareholder Loans”). These financing arrangements consisted of the following:

●	Convertible Preferred Equity Certificate — MYT Intermediate Holding Co., the direct parent of Mytheresa Group, held two Convertible Preferred Equity Certificates (“CPEC”) due from Mariposa I. The CPEC, which had a combined carrying amount of €36,095 thousand on June 30, 2019 and were classified within Shareholder Loans, are no longer outstanding following the Prior Restructuring Transactions (defined below) in July 2019.
●	Variable Interest Shareholder Loans — Through its former subsidiary Mariposa Luxembourg II S.a.r.l. (“Mariposa II”), Mytheresa Group was party to two related party U.S. Dollar denominated loans (“Variable Interest Shareholder Loans”) payable to MYT Intermediate Holding Co. These loans, which had a combined carrying amount of €89,984 thousand on June 30, 2019 and were classified within Shareholder Loans, were cancelled in February 2020 and are no longer outstanding following the Prior Restructuring Transactions.
●	Fixed Interest Shareholder Loans — Prior to February 28, 2020, MGG, an indirect subsidiary of Mariposa I, was party to two intercompany shareholder loans (“Fixed Interest Shareholder Loans”) payable to MYT Netherlands Parent B.V. (and formerly to other companies in the Mytheresa Group). As part of the Prior Restructuring Transactions, these previously intercompany loans were re-assigned to MYT Intermediate Holding Co, the direct shareholder of Mytheresa Group. As of June 30, 2021, Mytheresa Group’s long-term borrowings related to two US Dollar denominated loans from MYT Note Holdco Inc. (the “Fixed Interest Shareholder Loans”) have been fully repaid using a portion of the net proceeds from our initial public offering.

Mytheresa Group did not receive any cash proceeds under these financing arrangements. Refer to Note 21 for further details regarding the Shareholder Loans.

2.2.Prior Restructuring Transactions

Prior to fiscal 2020, Mytheresa Group was a consolidated group of legal entities with Mariposa I as its parent. Mytheresa Group underwent a series of transactions (collectively the “Prior Restructuring Transactions”), which resulted in MYT Netherlands Parent B.V. becoming the parent of Mytheresa Group.

●	On May 31, 2019, MYT Netherlands Parent B.V. was formed by MYT Intermediate Holding Co. as a holding company with 1,000 ordinary shares and initial share capital of USD 1,000. Following its formation, MYT Netherlands Parent B.V. became a direct subsidiary of MYT Intermediate Holding Co. On July 24, 2019, MYT Intermediate Holding Co. contributed its shares held in Mariposa I and the CPEC receivable from Mariposa I to MYT Netherlands Parent B.V., whereby MYT Netherlands Parent B.V. became the direct parent of Mariposa I (the “Legal Reorganization”). This transaction was treated as a legal reorganization, which resulted in a decrease to share capital, with an offsetting increase to capital reserve. At this time, the CPEC receivable and payable became intercompany balances eliminated in consolidation. The Legal Reorganization, including the CPEC reassignment, resulted in a net increase of shareholders’ equity of €36,181 thousand.

On August 28, 2019, Mariposa II then merged into Mariposa I. Following the merger, the net assets of Mariposa II, including the Variable Interest Shareholder Loans, were reassigned to Mariposa I and Mariposa II ceased to exist. The merger had no impact on the consolidated financial results of Mytheresa Group.

Effective August 28, 2019, Mariposa I, entered into a cross-border merger with the MYT Netherlands B.V. Following the merger, the net assets of Mariposa I, including the Variable Interest Shareholder Loans, were reassigned to MYT Netherlands B.V. and Mariposa I ceased to exist. The cross-border merger had no impact on the consolidated financial results of Mytheresa Group.

●	In February 2020, the Variable Interest Shareholder Loans were forgiven by MYT Intermediate Holding Co. The loan forgiveness was treated as a capital contribution and resulted in a €96,938 thousand increase to capital reserve with an offsetting decrease to Shareholder Loans.
●	In February 2020, the Fixed Interest Shareholder Loans payable by MGG, which were previously payable to MYT Netherlands Parent B.V. and eliminated in consolidation, were reassigned to MYT Intermediate Holding Co. Following the reassignment, the Fixed Interest Shareholder loans are no longer eliminated in consolidation. The loan re-assignment to MYT Intermediate Holding Co. was treated as a capital distribution by the Company. The loan reassignments collectively resulted in a net decrease to shareholders’ equity of €191,207 thousand, net of taxes of €2,318 thousand.
●	On December 5, 2019, MYT Netherlands Parent B.V. acquired all issued and outstanding shares of Mytheresa SE, a shell company founded on January 17, 2019, with cash and cash equivalents and shareholders’ equity of €120 thousand each, for total consideration of €136 thousand.